Debt (Tables)	12 Months Ended
Dec. 31, 2025
Schedule of Maturities of Long-Term Debt
As of December 31, 2025, the scheduled maturities, including balloon payments, on the Company’s aggregate long-term debt obligations are as follows (in thousands):

	Scheduled Principal Payments	Balloon Payments	Total
2026	$25,743	$414,142	$439,885
2027	17,237	460,472	477,709
2028	10,966	1,763,615	1,774,581
2029	8,483	483,585	492,068
2030	8,019	1,821,928	1,829,947
Thereafter	22,678	1,779,002	1,801,680

	$93,126	$6,722,744	$6,815,870

Senior Unsecured Notes and Term Loans Payable
Schedule of Debt
The Company’s senior unsecured notes and term loans payable are summarized below (dollars in thousands):

	Maturity Date	Interest Rate		December 31,
				2025	2024
Notes Payable:
Series C issued April 2016	Apr. 2026	4.73%		$82,000	$82,000
Public Notes issued March 2018	Mar. 2028	4.50%		350,000	350,000
Public Notes issued February 2019	Mar. 2029	4.625%		350,000	350,000
Public Notes issued November 2020	Nov. 2030	2.75%		350,000	350,000
Notes issued March 2025	Apr. 2030	5.40%		350,000	—
Public Notes issued November 2021	Dec. 2031	2.70%		375,000	375,000

Total notes payable				1,857,000	1,507,000

Term Loans:
Tranche A-2 Term Loan	Sep. 2028	4.8878%	(a)	650,000	727,500
Tranche A-1 Term Loan	Sep. 2030	4.0263%	(b)	1,000,000	921,100

Total term loans				1,650,000	1,648,600

Unamortized discount				(138,030)	(169,356)
Unamortized deferred financing costs				(20,059)	(9,144)

Total unsecured notes and term loans payable, net				$3,348,911	$2,977,100

(a)
Loan is a floating-rate loan which resets daily at Daily Simple SOFR plus the applicable spread, which was 0.95% at December 31, 2025. The Company has six interest rate swap agreements that effectively convert the floating rate to the weighted-average fixed rate noted as of December 31, 2025.

(b)
Loan is a floating-rate loan which resets daily at Daily Simple SOFR plus the applicable spread, which was 0.95% at December 31, 2025. The Company has ten interest rate swap agreements that effectively convert the floating rate to the weighted-average fixed rate noted as of December 31, 2025.

Non-recourse Debt Obligations
Schedule of Debt
The Company’s
non-recourse
debt obligations of consolidated special purpose entity subsidiaries are summarized below (dollars in thousands):

	Maturity Date	Interest Rate	December 31,
			2025	2024
Non-recourse net-lease mortgage notes:
$270,000 Series 2015-1, Class A-2 (e)		4.17%	—	256,951
$200,000 Series 2016-1, Class A-1 (2016)	Oct. 2026 (a)	3.96%	161,786	166,666
$82,000 Series 2019-1, Class A-1	Nov. 2026 (a)	2.82%	76,950	77,360
$46,000 Series 2019-1, Class A-3	Nov. 2026 (a)	3.32%	44,601	44,831
$135,000 Series 2016-1, Class A-2 (2017)	Apr. 2027 (a)	4.32%	110,869	114,098
$228,000 Series 2018-1, Class A-2	Oct. 2027 (b)	4.29%	206,798	209,079
$164,000 Series 2018-1, Class A-4	Oct. 2027 (b)	4.74%	153,887	155,527
$346,000 Series 2023-1, Class A-1	May 2028 (a)	6.19%	341,531	343,261
$182,000 Series 2023-1, Class A-2	May 2028 (a)	6.92%	179,649	180,559
$168,500 Series 2021-1, Class A-1	Jun. 2028 (a)	2.12%	164,709	165,551
$89,000 Series 2021-1, Class A-3	Jun. 2028 (a)	2.86%	86,997	87,442
$74,400 Series 2024-1, Class A-1	Apr. 2029 (a)	5.69%	73,780	74,152
$25,600 Series 2024-1, Class A-3	Apr. 2029 (a)	5.93%	25,387	25,515
$107,200 Series 2025-1, Class A-1	Sep. 2030 (a)	4.76%	107,066	—
$17,800 Series 2025-1, Class A-4	Sep. 2030 (a)	4.95%	17,778	—
$260,600 Series 2024-1, Class A-2	Apr. 2031 (a)	5.70%	258,428	259,731
$89,400 Series 2024-1, Class A-4	Apr. 2031 (a)	5.94%	88,655	89,102
$268,000 Series 2025-1, Class A-2	Sep. 2032 (a)	4.98%	267,665	—
$44,500 Series 2025-1, Class A-5	Sep. 2032 (a)	5.17%	44,444	—
$168,500 Series 2021-1, Class A-2	Jun. 2033 (b)	2.96%	164,709	165,551
$89,000 Series 2021-1, Class A-4	Jun. 2033 (b)	3.70%	86,997	87,442
$244,000 Series 2019-1, Class A-2	Nov. 2034 (b)	3.65%	228,974	230,194
$136,000 Series 2019-1, Class A-4	Nov. 2034 (b)	4.49%	131,863	132,543
$160,800 Series 2025-1, Class A-3	Sep. 2035 (b)	5.19%	160,599	—
$26,700 Series 2025-1, Class A-6	Sep. 2035 (b)	5.39%	26,668	—

Total non-recourse net-lease mortgage notes			3,210,790	2,865,555

Non-recourse mortgage notes:
$65,000 note issued June 2016	Jul. 2026 (c)	4.75%	53,876	55,313
$41,690 note issued March 2019	Mar. 2029 (d)	4.80%	38,585	39,313
$6,350 notes issued March 2019 (assumed in December 2020)	Apr. 2049 (c)	4.64%	5,619	5,749

Total non-recourse mortgage notes			98,080	100,375

Unamortized discount			(101,954)	(130,111)
Unamortized deferred financing costs			(7,889)	(4,812)

Total non-recourse debt obligations of consolidated special purpose entities, net			$3,199,027	$2,831,007

(a)	Prepayable, without penalty, 24 months prior to maturity.
(b)	Prepayable, without penalty, 36 months prior to maturity.
(c)	Prepayable, without penalty, three months prior to maturity.
(d)	Prepayable, without penalty, four months prior to maturity.
(e)	Repaid in full at maturity, without penalty, in April 2025 using a portion of the proceeds from the $350.0 million 2025 Notes issued.